Variable Interest Entities - Schedule of Assets and Liabilities of the Lessor VIE (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Prepaid expenses and other current assets	$ 16,293	$ 22,015
Liabilities
Amounts due to related parties, current	(224)	(229)
Amounts due to related parties, non-current	(54,877)	(61,219)
Due to Related Parties	(55,101)	(61,448)
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Cash, cash equivalents and restricted cash	124	215
Prepaid expenses and other current assets	324	0
Liabilities
Amounts due to related parties, current	(197)	(229)
Amounts due to related parties, non-current	(54,767)	(61,361)
Due to Related Parties	$ (54,964)	$ (61,590)